Business Acquisitions (Tables)	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of tangible and intangible assets acquired and liabilities assumed:

Fair Value

Intangible assets	$4,224,113
Property and equipment	607,257
Deposit	5,521
Line of credit	(119,902)
Notes payable	(118,413)

Net Assets Acquired	$4,598,576

Schedule of Intangible Assets Acquired

The following table summarizes the fair value of consideration paid and the preliminary allocation of purchase price to the fair value of intangible assets acquired:

	Fair Value	Useful Life

Non-Compete	$1,591,507	3 years

Total intangible assets subject to amortization	$1,591,507

Schedule of Business Pro Forma

	Year Ended	Year Ended	Six Months Ended
	December 31, 2016	December 31, 2017	June 30, 2018
Net Revenue	$4,225,537	$8,324,685	$3,962,434

Operating loss	(1,893,526)	(1,399,566)	(2,386,251)

Net loss	$(2,090,371)	$(2,062,652)	$(2,438,263)